Reverse Recapitalization and Related Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares outstanding	46,527,999	46,527,999		46,527,999	33,980,753
Shares issued price per share		$ 18.00		$ 18.00
Aggregate amount				$ 1,750,000	$ 10,000,000
Trust account	$ 56,000,000.0
Redemption right value	54,800,000
Business combination outstanding fees	800,000
Deferred underwriting fees	300,000
Debt instrument, periodic payment, principal	1,750,000
Proceeds from short-term debt	800,000
Outstanding fees and expenses		$ 402	$ 19,137	$ 163,621	$ 85,574
Director And Officers [Member]
Insurance premium	500,000
Outstanding fees and expenses	$ 400,000
P I P E Financing Investor [Member]
Issuance of share capital (before Business Combination), shares	46,527,999
Class of warrant or right, outstanding	17,932,892
Promissory Note [Member] | EF Hutton [Member]
Issuance of share capital (before Business Combination), shares	200,000
Aggregate amount	$ 9,500,000
Exchange Consideration Shares [Member]
Common stock, shares outstanding	40,000,000
Sponsor Shares [Member]
Common stock, shares outstanding	4,483,026
Sponsor Shares [Member] | Common Class B [Member]
Converted shares	4,483,026
Other Converted Shares [Member]
Common stock, shares outstanding	1,250,058
Other Converted Shares [Member] | Common Class B [Member]
Converted shares	1,250,058
Representative Shares [Member]
Common stock, shares outstanding	99,999
Representative Shares [Member] | Common Class B [Member]
Converted shares	99,999
Private Placement [Member]
Issuance of share capital (before Business Combination), shares	136,110
Proceeds from issuance or sale of equity	$ 1,750,000
P I P E Investor [Member]
Issuance of share capital (before Business Combination), shares	400,000
Promissory notes	$ 1,940,000
Public Shares [Member]
Common stock, shares outstanding	94,916
Private Warrants [Member]
Class of warrant or right, outstanding	7,796,842
Public Warrants [Member]
Class of warrant or right, outstanding	9,999,880	9,999,940		9,999,940	9,999,940
Put Option [Member] | Seamless Group Inc [Member]
Option indexed to issuer's equity, shares	772,970
Equity method investment, ownership percentage	82.20%
Seamless Group Inc [Member]
Common stock, shares outstanding	58,030,000
Stock issued during period, shares, conversion of units	2,736,287
Stock repurchased during period, shares	6,153,926
Shares outstanding	61,478,331
Seamless Group Inc [Member] | Exchange Consideration Shares [Member]
Issuance of share capital (before Business Combination), shares	40,000,000
Shares issued price per share	$ 10.00
Seamless Group Inc [Member] | Employee Share Incentive Plan [Member]
Issuance of share capital (before Business Combination), shares	6,093,000